LOANS PAYABLE (Details Narrative) $ / shares in Units, Bs. in Thousands, $ in Thousands				3 Months Ended		12 Months Ended
	Aug. 08, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 20, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BOB (Bs.)	Dec. 31, 2024 CAD ($)	Mar. 17, 2026 USD ($)	Mar. 17, 2026 BOB (Bs.)	Feb. 14, 2026 USD ($)	Feb. 14, 2026 BOB (Bs.)	Dec. 31, 2025 BOB (Bs.)	Aug. 08, 2025 BOB (Bs.)	Apr. 24, 2025	Mar. 31, 2025 BOB (Bs.)	Feb. 20, 2025 BOB (Bs.)	Dec. 31, 2024 BOB (Bs.) shares	Dec. 30, 2024 BOB (Bs.)	Oct. 24, 2024 shares	Apr. 23, 2021 $ / shares shares	Apr. 21, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Secured loan						$ 6,579,000							Bs. 55,000
Credit facility description						The collateral is a fixed term deposit with an annual percentage yield (APY) fixed at annual 6.00% for a term of 120 calendar days for an amount of BOB 3,433 ($411).
Revolving credit facility drawn down				$ 7,519,000		$ 5,990,000							50,078					Bs. 52,332
Revolving credit facility loan guarantee | Bs.
Outstanding principal amount | $				4,156
Net proceeds | $					$ 1,310
Financial liability | $				744,000		446,000
Issued capital | $				139,080,000		$ 146,166,000
Bonds issued | Bs.																			Bs. 40,000
San lucas promissory notes issuance program [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate	7.00%		6.50%											7.00%			6.50%
Promissory notes offering	$ 8,373,000		$ 8,373,000											Bs. 70,000			Bs. 70,000
Issued capital			$ 16,746,000														Bs. 140,000
Maturity date	June 15, 2026		February 15, 2026
Sociedad mineraill apa sa [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate						10.00%							10.00%		6.00%
Unsecured loan						$ 2,392,000							Bs. 20,000
Loan outstanding		$ 5,498,000		$ 10,825,000									90,500			Bs. 45,962
Credit facility description		from Banco de Crédito de Bolivia S.A. with a fixed interest rate of 6.00% per annum. The facility is secured by a standby letter of credit guarantee issued by Stifel Bank where the company holds some of its USD cash balances from sales revenues
Trafigura [member]
IfrsStatementLineItems [Line Items]
Secured loan | $																						$ 17,616
Warrants issued | shares																					7,000,000
Par value per share | $ / shares																					$ 1.58
Warrants exercised | shares				3,320,000														3,320,000
Gross proceeds from warrant							Bs. 4,049	$ 5,246
Warrants expired unexercised | shares																				3,680,000
Revolving credit facilities [member]
IfrsStatementLineItems [Line Items]
Secured loan						5,837,000							48,800
Secured credit facility, drawn down						416,000							3,480
Revolving credit facilities [member] | Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate									10.00%	10.00%	9.95%	9.95%
Unsecured loan									$ 1,675,000	Bs. 14,000	$ 2,051,000	Bs. 17,150
Revolving credit facilities [member] | Bancode creditode bolivia s.a. [member]
IfrsStatementLineItems [Line Items]
Unsecured loan						$ 5,744,000							Bs. 48,020
Credit facility description						The credit facility has a weighted average fixed interest rate of 6.0% and 10.00% per annum and the weighted average interest rate on the loan guarantee facility is 2.0%.
Revolving credit facilities [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate						6.00%							6.00%
Revolving credit facilities [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate						10.00%							10.00%
Credit facilities [member]
IfrsStatementLineItems [Line Items]
Secured loan						$ 742,000							Bs. 6,200
Secured credit facility, drawn down				$ 7,000,000		5,828,000							48,720					Bs. 48,720
Loan guarantee credit facility				$ 347,000		$ 204,000							Bs. 1,703					Bs. 2,415
Period of twelve months [member] | Trafigura [member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares																					1,820,000
Period of fourty two months [member] | Trafigura [member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares																					5,180,000